Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
ShorttermBankDepositsLineItems [Line Items]
Cash and cash equivalents	$ 22,319	$ 29,347	$ 8,466	$ 6,694
Short-term bank deposits	18,231	21,135
Restricted bank deposits	$ 503
Bottom of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	9 months
Short term bank deposits annual interest rates	2.15%
Top of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	12 months
Short term bank deposits annual interest rates	2.63%